EQUITY (Details 4) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	¥ (1,526,536)	¥ (1,447,369)	¥ (1,280,054)
Cost of sales	1,137,137	1,068,465	952,350
Foreign currency transaction gains, net	(4,499)	(5,108)	(5,136)
Other, net	(2,365)	(1,476)	(1,983)
Income before income taxes	(121,862)	(146,268)	(101,363)
Income taxes	(3,441)	51,254	34,012
Net income	(125,303)	(95,014)	(67,351)
Net income attributable to noncontrolling interests	9,428	6,258	878
Net income attributable to shareholders of Kyocera Corporation	(115,875)	(88,756)	¥ (66,473)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to shareholders of Kyocera Corporation	(1,582)	(2,614)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on securities sales of securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	(510)	(2,862)
Income taxes	20	1,030
Net income	(490)	(1,832)
Net income attributable to noncontrolling interests		1
Net income attributable to shareholders of Kyocera Corporation	(490)	(1,831)
Reclassification out of Accumulated Other Comprehensive Income | Sales of Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	(510)	(2,862)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative financial Instrument
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(1,111)	(50)
Cost of sales	1,433	491
Foreign currency transaction gains, net	(24)	8
Other, net	88	44
Income before income taxes	386	493
Income taxes	(76)	(95)
Net income	310	398
Net income attributable to noncontrolling interests	(69)	(102)
Net income attributable to shareholders of Kyocera Corporation	241	296
Reclassification out of Accumulated Other Comprehensive Income | Pension adjustments Amortization of prior service cost and recognized actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	(2,121)	(1,652)
Income taxes	886	629
Net income	(1,235)	(1,023)
Net income attributable to noncontrolling interests	(70)	(56)
Net income attributable to shareholders of Kyocera Corporation	(1,305)	¥ (1,079)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	(28)
Net income	(28)
Net income attributable to shareholders of Kyocera Corporation	(28)
Reclassification out of Accumulated Other Comprehensive Income | Sale of an investment in an affiliate, and others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	¥ (28)